Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 12,923	$ 13,525	$ 13,897
Reserves for Future Policy Benefits and Claims Payable	12,318	15,190	22,512
Other Contract Holder Funds	58,190	58,721	63,592
Premium	132	148	187
Net Investment Income	2,761	3,424	2,818
Interest Credited on Other Contract Holder Funds	866	832	1,301
Deferred Acquisition and Sales Inducements Amortization	1,226	1,307	(533)
Operating Costs and Other Expenses	2,432	2,839	1,299
Operating Segments and Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	144	160	199
Net Investment Income	1,486	1,957	2,054
Interest Credited on Other Contract Holder Funds	866	832	1,163
Deferred Acquisition and Sales Inducements Amortization	568	570	94
Operating Costs and Other Expenses	2,432	2,787	2,484
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	64	27	24
Reserves for Future Policy Benefits and Claims Payable	0	0	0
Other Contract Holder Funds	0	0	0
Premium	0	0	0
Net Investment Income	65	55	(35)
Interest Credited on Other Contract Holder Funds	0	0	0
Deferred Acquisition and Sales Inducements Amortization	0	0	20
Operating Costs and Other Expenses	123	147	134
Segment Reconciling Items
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	(12)	(12)	(12)
Net Investment Income	1,275	1,467	764
Interest Credited on Other Contract Holder Funds	0	0	138
Deferred Acquisition and Sales Inducements Amortization	658	737	(627)
Operating Costs and Other Expenses	0	52	(1,185)
Retail Annuities | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	12,740	13,368	13,739
Reserves for Future Policy Benefits and Claims Payable	1,412	1,709	9,078
Other Contract Holder Funds	36,454	36,743	38,962
Premium	10	15	27
Net Investment Income	403	692	956
Interest Credited on Other Contract Holder Funds	253	225	477
Deferred Acquisition and Sales Inducements Amortization	557	557	57
Operating Costs and Other Expenses	2,174	2,456	2,158
Closed Life and Annuity Blocks | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	119	130	134
Reserves for Future Policy Benefits and Claims Payable	10,906	13,481	13,434
Other Contract Holder Funds	12,717	13,148	13,492
Premium	134	145	172
Net Investment Income	706	950	778
Interest Credited on Other Contract Holder Funds	412	419	436
Deferred Acquisition and Sales Inducements Amortization	11	13	17
Operating Costs and Other Expenses	130	179	187
Institutional Products | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	0	0
Reserves for Future Policy Benefits and Claims Payable	0	0	0
Other Contract Holder Funds	9,019	8,830	11,138
Premium	0	0	0
Net Investment Income	312	260	355
Interest Credited on Other Contract Holder Funds	201	188	250
Deferred Acquisition and Sales Inducements Amortization	0	0	0
Operating Costs and Other Expenses	$ 5	$ 5	$ 5